Non-controlling interests	12 Months Ended
Dec. 31, 2020
Non-controlling interests
Non-controlling interests

21.        Non-controlling interests

Non-controlling interests are recognized to reflect the portion of the equity of majority-owned subsidiaries and VIE's which is not attributable, directly or indirectly, to the controlling shareholder. The non-controlling interests in the Company's consolidated financial statements consist primarily of the non-controlling interests in Xunlei Games, Thailand Onething and Henan Tourism.